Related party balances and transactions	12 Months Ended
Dec. 31, 2020
Related party balances and transactions
Related party balances and transactions

17.  Related party balances and transactions

a)	Related parties

Name of related parties	Relationship with the Company
Mr. Hong Yao	Founder, chief executive officer and principal shareholder of the Company
Hangzhou Ruituo Technology Co., Ltd.	Entity controlled by Founder
Zhejiang Ruituo Information Technology Co., Ltd.	Entity controlled by Founder
Beijing Lezhihui Technology Co., Ltd.	Entity significantly influenced by Founder
Hangzhou Qiandaohuyaodage Trading Co., Ltd.	Entity controlled by immediate family members of Founder
Zhejiang Hongrui Investment Management Co., Ltd.	Entity controlled by immediate family members of Founder
Weiyi (Hangzhou) Internet Financial Information Service Co., Ltd.	Entity controlled by immediate family members of Founder prior to May 2018
Chunan Yunxiu Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Yuntong Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wenbei Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenbing Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenhai Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenjun Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenkang Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder

Chunan Wenlin Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenrong Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenshe Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wensheng Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wenyang Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wencai Information Advisory Services Company)	Entity controlled by immediate family members of Founder
Chunan Wanglin Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangqi Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangqian Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangqun Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangxia Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wanglan Financial Information Advisory Services Partnership (GP) (formerly known as Chunan Wangcai Information Advisory Services Company)	Entity controlled by immediate family members of Director
Chunan Wangzhi Financial Information Advisory Services Partnership (GP)	Entity controlled by immediate family members of Director
Zhejiang Ruituo Non-financing Guarantee Co., Ltd.	Entity controlled by Founder
PT PENDANAAN GOTONG ROYONG	Entity significantly influenced by the Company
Weiwu (Hangzhou) Network Technology Co., Ltd.	Entity controlled by Founder
Deqing Jingxiu Management Consultant Partnership (LLP)	The Company’s shareholder
Key management and their immediate family members	The Company’s key management and their immediate family members
b)	The Company had the following related party transactions:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Loan facilitation service fee from:
Key management and their immediate family members	742	—	—	—
Hangzhou Ruituo Technology Co., Ltd.	39	—	—	—
Loan service fee from:
Key management and their immediate family members		274	20	3
Hangzhou Ruituo Technology Co., Ltd.	—	32	—	—
Total	781	306	20	3
Other revenues:
Beijing Lezhihui Technology Co., Ltd.	13,362	—	—	—
Origination and servicing expenses:
Beijing Lezhihui Technology Co., Ltd.	22,739	—	—	—
Chunan Wanglan Financial Information Advisory Services Partnership (GP)	18,077	1,729	—	—
Chunan Wenjun Financial Information Advisory Services Partnership (GP)	11,290	6,927	4,365	669
Chunan Wenkang Financial Information Advisory Services Partnership (GP)	9,103	4,518	1,774	272
Chunan Wenhai Financial Information Advisory Services Partnership (GP)	8,743	3,518	1,095	168
Chunan Wenbing Financial Information Advisory Services Partnership (GP)	8,455	6,228	2,505	384
Chunan Wenlin Financial Information Advisory Services Partnership (GP)	8,408	4,693	2,231	342
Chunan Wenrong Financial Information Advisory Services Partnership (GP)	8,357	5,902	3,347	513
Chunan Wenshe Financial Information Advisory Services Partnership (GP)	8,047	—	(569)	(87)
Chunan Wenbei Financial Information Advisory Services Partnership (GP)	7,717	6,900	2,844	436
Chunan Wensheng Financial Information Advisory Services Partnership (GP)	7,600	6,509	2,339	358
Chunan Wenyang Financial Information Advisory Services Partnership (GP)	6,924	1,709	367	56
Chunan Wangxia Financial Information Advisory Services Partnership (GP)	6,761	3,027	590	90
Chunan Wanglin Financial Information Advisory Services Partnership (GP)	5,133	6,900	3,507	537
Chunan Wangqi Financial Information Advisory Services Partnership (GP)	4,969	4,250	1,166	179
Chunan Wangqun Financial Information Advisory Services Partnership (GP)	4,948	9,255	3,033	465
Chunan Wangqian Financial Information Advisory Services Partnership (GP)	2,424	—	—	—

Chunan Yunxiu Financial Information Advisory Services Partnership (GP)	1,909	943	428	66
Collecting costs to:
Zhejiang Hongrui Investment Management Co., Ltd.	6,253	—	—	—
Zhejiang Ruituo Information Technology Co., Ltd.	4,996	—	—	—
Total	162,853	73,008	29,022	4,448
General and administrative expenses:
Welfare expenses to:
Hangzhou Qiandaohuyaodage Trading Co., Ltd.	276	—	—	—
Total	276	—	—	—
Sales and marketing expenses:
Promotion expenses to:
Weiyi (Hangzhou) Internet Financial Information Service Co., Ltd	9,631	—	—	—
Total	9,631	—	—	—
c)	The Company had the following related party balances:

Amounts due from related parties

		As of December 31,
		2019	2020
		RMB	RMB	US$
Hangzhou Ruituo Technology Co., Ltd.	(i)	7,036	6,358	974
Zhejiang Ruituo Non-financing Guarantee Co., Ltd.		2,679	2,794	428
PT PENDANAAN GOTONG ROYONG		1,918	1,065	163
Others		12,419	5,143	789
Total		24,052	15,360	2,354
(i)	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans as of December 31, 2019 and 2020.

Amounts due to related parties

		As of December 31,
		2019	2020
		RMB	RMB	US$
Hangzhou Ruituo Technology Co., Ltd.	(ii)	23,743	483	74
Key management and their immediate family members	(ii)	3,831	3,092	474
Mr. Hong Yao	(ii)	328	700	107
Other related service center operation partners		74	—	—
Beijing Lezhihui Technology Co., Ltd.		275	—	—
Others		799	871	134
Total		29,050	5,146	789
(ii)	The balance mainly represents investment balance due to related parties who are also investors on the platform.